Fair value of financial instruments (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	[1]
Statement Line Items [Line Items]
Unrealized gain on investment portfolio	$ (294)	[1]
Level 3 [Member]
Statement Line Items [Line Items]
Opening balance December 31, 2018
Acquired in business combination with Difference	22,648
Disposal	(2,100)
Repayment of debenture	(14)
Unrealized gain on investment portfolio	157
Balance, end of period	$ 20,691

[1]	The consolidated statement of operations and comprehensive loss for fiscal year 2019 reflects the adoption of IFRS 16 on January 1, 2019, and for fiscal year 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated.